17. Taxes (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Oct. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTaxesLineItems [Line Items]
Description of useful life, property, plant and equipment		Straight line over 4 years.
Brazilian statutory corporate tax rates		34.00%
Other recoverable taxes		$ 2,177	$ 1,051
Gain for the recovery of taxes		2,050
Gain for the inflation indexation charges		1,516
Other income taxes		952	619	$ 670
Other taxes		78
Income taxes		(1,174)	4,200	$ 4,256
Compensation on payment of federal taxes		1,857
Non-current receivables		2,631	2,567
Oil and gas exploration and production and refining activities [member]
DisclosureOfTaxesLineItems [Line Items]
Tax losses		1,295	1,346
PIS and COFINS [member]
DisclosureOfTaxesLineItems [Line Items]
Income taxes		3,226
Non-current receivables			$ 820
PIS and COFINS [member]
DisclosureOfTaxesLineItems [Line Items]
Non-current receivables		681
State Tax [member]
DisclosureOfTaxesLineItems [Line Items]
Other taxes		347
Finance expenses		29
Amount of dispute of likelihood of losses		565
Amount of self-denunciation		125
Unused credit [SELIC interest rate] [member]
DisclosureOfTaxesLineItems [Line Items]
Compensation on payment of federal taxes		1,230
Espirito Santo [member]
DisclosureOfTaxesLineItems [Line Items]
Settle tax claims	$ 35
Rio de Janeiro [member]
DisclosureOfTaxesLineItems [Line Items]
Disbursement amount		$ 321
BRAZIL
DisclosureOfTaxesLineItems [Line Items]
Brazilian statutory corporate tax rates		25.00%
Brazilian statutory social contribution tax rates		9.00%